Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (loss) before income tax and social contribution	R$ 307,091		R$ (119,705)		R$ (105,687)
Adjustments for:
Depreciation and amortization	294,084		287,779		268,714
Share of loss profit of equity-accounted investees	12,300		18,655		4,512
Impairment losses on trade receivables	53,003		55,771		45,904
Reversal for tax, civil and labor risks, net	(116,722)		(9,611)		(15,099)
Provision on accounts payable for business combination	0		23,562		0
Interest on (reversal) provision for tax, civil and labor losses	(168,743)		58,265		42,063
Interest and transaction costs on bonds	96,760		117,495		108,896
Asset impairment loss	8,271		0		0
Contractual obligations and right to returned goods	6,566		(15,097)		11,312
Interest on accounts payable for business combination	59,334		65,207		65,725
Interest on suppliers	44,401		38,228		19,810
Share-based payment expense	8,697		13,382		19,043
Interest on lease liabilities	11,584		12,717		13,143
Interest on marketable securities	(24,547)		(40,155)		(54,954)
Other finance costs, net	0		0		3,441
Cancellations of right-of-use contracts	(1,954)		(6,037)		616
Residual value of disposals of property and equipment and intangible assets	7,816		3,487		13,960
Cash flows from operating activities before changes in working capital	597,941		503,943		441,399
Changes in
Trade receivables	(218,735)		(103,162)		(189,329)
Inventories	26,216		(33,710)		(24,087)
Prepayments	(8,884)		(15,163)		(16,576)
Taxes recoverable	(688)		1,416		(16,566)
Judicial deposits	(22,184)		(12,729)		(16,035)
Other receivables	781		(1,076)		1,133
Related parties – other receivables	(6,557)		(5,398)		(1,258)
Suppliers	13,160		40,604		121,519
Salaries and social charges	(2,448)		3,872		37,166
Tax payable	(713)		3,674		(4,039)
Contractual obligations and deferred income	(1,543)		(12,706)		375
Other liabilities	(13,849)		(23,980)		(3,084)
Other liabilities - related parties	15,262		15,006		(39,218)
Cash generated from operating activities	377,759		360,591		291,400
Payment of interest on leases	(11,352)		(11,637)		(14,941)
Payment of interest on bonds	(122,244)		(118,901)		(92,500)
Payment of interest on business combinations	(65,855)		(8,096)		(603)
Income tax and social contribution paid	(379)		(1,616)		(7,153)
Payment of provision for tax, civil and labor losses	(2,489)		(1,489)		(1,363)
Net cash from operating activities	175,440		218,852		174,840
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(32,343)		(21,537)		(61,143)
Additions of intangible assets	(95,928)		(105,292)		(90,588)
Acquisition of subsidiaries net of cash acquired	0		(3,212)		(80,559)
Proceeds from investment in marketable securities	1,000,352		1,228,882		1,637,898
Purchase of investment in marketable securities	(841,176)		(1,054,155)		(1,800,550)
Net cash from (used in) investing activities	30,905		44,686		(394,942)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments of loans from related parties	0		(50,885)		(254,885)
Lease liabilities paid	(19,873)		(30,471)		(27,003)
Purchase of treasury shares	(22,531)		(39,931)		0
Payments of bonds	(500,000)		0		(759)
Issuance of securities with related parties	0		0		250,000
Issuance of bonds net of issuance costs	495,726		0		0
Payments of accounts payable for business combination	(170,999)		(92,152)		(11,379)
Net cash used in financing activities	(217,677)		(213,439)		(44,026)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(11,332)		50,099		(264,128)
Cash and cash equivalents at beginning of period	95,864	[1]	45,765		309,893
Cash and cash equivalents at end of period	84,532	[1]	95,864	[1]	45,765
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	R$ (11,332)		R$ 50,099		R$ (264,128)

[1]	The Company invests in short-term fixed-income investment funds with daily liquidity and no material risk of a change in value. Financial investments presented an average gross yield of 106% of the annual CDI rate on December 31, 2024 (104% on December 31, 2023). All investments are highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value and correspond to the cash obligations for the period.